GAIN/(LOSS) ON SALE OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Component of Operating Income [Abstract]
Gains on sale of assets	The Company has recorded gains on sale of assets as follows:

	Year ended December 31,
(in thousands of $)	2021	2020	2019
Gain on sale of vessels	39,405	2,250	—